Intangible Assets, Net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization	¥ 3,057,116	$ 443,241	¥ 16,278,199
Foreign currency translation adjustment	(2,918,669)	(423,168)	2,795,192
Intangible assets, net	138,447	20,073	30,806,932
Customer contracts
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization, gross	67,574,728	9,797,415	61,860,867
Less: Accumulated amortization	(64,656,059)	(9,374,247)	(64,656,059)
Software
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization, gross	3,504,421	508,093	38,161,854
Less: Accumulated amortization	¥ (3,365,974)	$ (488,020)	(19,088,463)
License
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization, gross			500,000
Less: Accumulated amortization			(500,000)
License
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
License with indefinite life			¥ 11,733,541